Description of Organization, Business Operations, Liquidity And Going Concern (Details)						3 Months Ended	12 Months Ended
	Jun. 15, 2023 USD ($) $ / shares shares	Jan. 18, 2022 USD ($) $ / shares shares	Jan. 18, 2022 $ / shares shares	Dec. 17, 2021 USD ($) $ / shares shares	Dec. 17, 2021 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Mar. 15, 2024 USD ($) $ / shares shares	Aug. 16, 2022	Dec. 31, 2021 $ / shares	Jul. 31, 2021 shares
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Gross proceeds from sale of units					$ 3,000,000		$ 3,000,000
Aggregate amount								$ 25,250,000
Restricted Investments Term					185 days
Deferred underwriting fees								(6,557,250)
Number of operating businesses included in initial business combination						1
Per share amount to be maintained in the trust account (in Dollars per share) | $ / shares						$ 10.1	$ 10.1
Net tangible assets						$ 5,000,001	$ 5,000,001
Percentage of public shares						15.00%	15.00%
Initial business combination public shares						100.00%	100.00%
Period to complete Business Combination						18 months	18 years
Ten business days						10 days	10 days
Interest to pay						$ 100,000	$ 100,000
Cash redemption price (in Dollars per share) | $ / shares											$ 10.1
Conversion of stock, description	one-for-one					one-for-one
Cash						$ 28,051	148,349	$ 461,914
Working capital						$ 3,422,900	$ 3,021,925
Share price (in Dollars per share) | $ / shares							$ 10.1
Excise tax rate										1.00%
Percentage of amount of excise tax										1.00%
Private Placement Warrants [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Number of units sold (in Shares) | shares					8,600,000
Purchase price, per unit (in Dollars per share) | $ / shares				$ 1	$ 1		$ 1
Gross proceeds from sale of units					$ 8,600,000
Minimum [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Fair value of assets trust account						80.00%	80.00%
Post-transaction ownership percentage						50.00%	50.00%
Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Number of units sold (in Shares) | shares					5,600,000		5,600,000
Gross proceeds from sale of units					$ 6,500,000		$ 6,500,000
Class A Ordinary Shares [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Cash redemption price (in Dollars per share) | $ / shares	$ 10.46
Stock redeemed (in Shares) | shares	20,253,090					20,253,090
Redemption price (in Dollars per share) | $ / shares						$ 10.4
Redemption amount	$ 211,918,105
Conversion of stock issued (in Shares) | shares	3,375,000
Financial instruments subject to mandatory redemption, settlement terms, number of shares (in Shares) | shares									1,031,997
Share redemption price per share (in Dollars per share) | $ / shares									$ 10.92
Financial instruments subject to mandatory redemption, settlement terms, maximum amount									$ 11,300,000
Common stock outstanding (in Shares) | shares						3,375,000	3,375,000
Class A Ordinary Shares [Member] | Sponsor [Member] | Conversion of Common Stock Class B to Class A [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Conversion of stock issued (in Shares) | shares	3,375,000
Class B Ordinary Shares [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Common stock outstanding (in Shares) | shares		5,625,000	5,625,000			2,250,000	2,250,000	5,625,000				5,750,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Common stock outstanding (in Shares) | shares	5,621,910	5,625,000	5,625,000			4,589,913	5,750,000					5,750,000
Class B Ordinary Shares [Member] | Sponsor [Member] | Conversion of Common Stock Class B to Class A [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Conversion of stock (in Shares) | shares	3,375,000					3,375,000	3,375,000
IPO [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Common stock issued (in Shares) | shares				20,000,000	20,000,000
Shares issued price per share (in Dollars per share) | $ / shares				$ 10	$ 10
Total gross proceeds		$ 25,000,000		$ 200,000,000	$ 200,000,000
Additional units (in Shares) | shares		2,500,000	2,500,000
Offering price per unit (in Dollars per share) | $ / shares		$ 10	$ 10
Aggregate amount					227,250,000
Transaction costs					26,958,716
Cash underwriting fees					4,500,000
Deferred underwriting fees					7,875,000	$ 7,875,000
Excess fair value amount					13,605,750	13,605,750
Other offering costs					977,966	$ 977,966
Period to complete Business Combination						18 months
Private Placement [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Aggregate amount					6,000,000		$ 6,000,000
Private Placement [Member] | Private Placement Warrants [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Gross proceeds from sale of units		$ 750,000					$ 750,000
Sold of additional shares (in Shares) | shares		750,000	750,000				750,000
Public Shareholders [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Per share amount to be maintained in the trust account (in Dollars per share) | $ / shares						$ 10.1
Public shares [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Total gross proceeds					$ 200,000,000
Offering price per unit (in Dollars per share) | $ / shares				$ 10	$ 10